Warrants (Details) - Schedule of fair value of the warrants	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility (percent)		45.00%
Risk-free rate (percent)	0.10%	2.00%
Expected term (in years)	5 years	5 years
Minimum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility (percent)	45.00%
Maximum [Member]
Fair Value, Concentration of Risk, Financial Statement Captions [Line Items]
Volatility (percent)	46.00%